Notes Payable (Schedule of Future Maturities of Notes Payable) (Details) (USD $)	Apr. 30, 2014	Apr. 30, 2013
Notes Payable [Abstract]
2015
2016	1,600,000
Total	$ 1,600,000	$ 600,000